Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Earnings Before Income Taxes Between Domestic and Foreign Jurisdictions	The components of Loss before income taxes were:

Years ended December 31,	2023	2022	2021
U.S.	($2,512)	($5,457)	($5,475)
Non-U.S.	507	435	442

Total	($2,005)	($5,022)	($5,033)

Schedule of Income Tax Expense/(Benefit)
Income tax (expense)/benefit consisted of the following:

Years ended December 31,	2023	2022	2021
Current tax (benefit)/expense
U.S. federal	$9	($58)	($89)
Non-U.S.	179	142	147
U.S. state	19	(42)	42

Total current	207	42	100

Deferred tax (benefit)/expense
U.S. federal	6	(62)	(855)
Non-U.S.	5	(3)	(12)
U.S. state	19	54	24

Total deferred	30	(11)	(843)

Total income tax expense/(benefit)	$237	$31	($743)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of the U.S. federal statutory tax to actual income tax (benefit)/expense:

Years ended December 31,	2023		2022		2021
	Amount	Rate	Amount	Rate	Amount	Rate
U.S. federal statutory tax	($421)	21.0%	($1,054)	21.0%	($1,057)	21.0%
Valuation allowance	1,150	(57.3)	1,199	(23.9)	512	(10.2)
Research and development credits	(472)	23.6	(204)	4.1	(189)	3.8
State income tax provision, net of effects on U.S. federal tax	(75)	3.7	(90)	1.8	(94)	1.9
Tax on non-U.S. activities	35	(1.8)	64	(1.3)	47	(0.9)
Impact of subsidiary shares purchased from noncontrolling interests	(29)	1.5
Other provision adjustments	49	(2.5)	116	(2.3)	38	(0.9)

Income tax expense/(benefit)	$237	(11.8)%	$31	(0.6)%	($743)	14.7%

Significant Components of Deferred Tax Assets Net of Deferred Tax Liabilities
Significant components of our deferred tax assets/(liabilities) at December 31 were as follows:

	2023	2022
Inventory and long-term contract methods of income recognition	($5,115)	($4,369)
Research expenditures	2,873	1,464
Federal net operating loss, credit, interest and other carryovers(1)	2,551	2,082
Fixed assets, intangibles and goodwill	(1,566)	(1,641)
Pension benefits	1,178	1,146
Other employee benefits	1,162	1,095
State net operating loss, credit, interest and other carryovers(2)	1,137	1,021
Accrued expenses and reserves	956	933
Other postretirement benefit obligations	590	660
737 MAX customer concessions and other considerations	310	425
Other	304	179

Gross deferred tax assets/(liabilities) before valuation allowance	$4,380	$2,995
Valuation allowance	(4,550)	(3,162)

Net deferred tax assets/(liabilities) after valuation allowance	($170)	($167)

(1)	Of the deferred tax asset for federal net operating loss, credit, interest and other carryovers, $1,224 expires on or before December 31, 2043 and $1,327 may be carried over indefinitely.
(2)	Of the deferred tax asset for state net operating loss, credit, interest and other carryovers, $575 expires on or before December 31, 2043 and $562 may be carried over indefinitely.

Net Deferred Tax Assets and Liabilities
Net deferred tax assets/(liabilities) at December 31 were as follows:

	2023	2022
Deferred tax assets	$14,743	$12,301
Deferred tax liabilities	(10,363)	(9,306)
Valuation allowance	(4,550)	(3,162)

Net deferred tax assets/(liabilities)	($170)	($167)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2023	2022	2021
Unrecognized tax benefits – January 1	$915	$858	$966
Gross increases – tax positions in prior periods	38	17	64
Gross decreases – tax positions in prior periods	(3)	(51)	(245)
Gross increases – current period tax positions	181	91	73
Gross decreases – current period tax positions

Unrecognized tax benefits – December 31	$1,131	$915	$858